Annual Total Returns- Janus Henderson Global Select Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Global Select Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.84%)	4.20%	26.98%	6.88%	(4.61%)	3.31%	31.06%	(9.86%)	27.32%	15.99%